Due to banks and correspondents - Summary of funding in local and foreign currency (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Derivative Liabilities Notional Amount | S/		S/ 2,578,515,000		S/ 2,579,164,000
Cash flow hedges [member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Derivative Liabilities Notional Amount				S/ 38,140,000	$ 10,000,000
Bank of China Peru [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Proceeds from long term borrowings | $	$ 10,000,000
Borrowings, interest rate				8.18%	8.18%
Bank of China Peru [Member] | Currency swap contract [member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Derivative Liabilities Notional Amount		S/ 37,090,000	$ 10,000,000
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Bank of China Peru [Member]
Disclosure of Detailed Infromation About funding in Local and Foreign Currency [Line Items]
Borrowings adjustment to interest rate basis		1.50%	1.50%